Assets Held for Sale	12 Months Ended
Dec. 31, 2024
Disclosure Of Assets Held For Sale [Abstract]
Assets Held for Sale
18. Assets Held for Sale
18.1 Details of assets held for sale as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023
	Acquisition cost *		Accumulated impairment losses		Carrying amount		Fair value less costs to sell

Land held for sale	￦	107,452	￦	(21,604)	￦	85,848	￦	104,024
Buildings held for sale		162,004		(41,390)		120,614		134,801
Other assets held for sale		3,432		(1,664)		1,768		1,768

	￦	272,888	￦	(64,658)	￦	208,230	￦	240,593

(In millions of Korean won)	December 31, 2024
	Acquisition cost *		Accumulated impairment losses		Carrying amount		Fair value less costs to sell

Land held for sale	￦	82,878	￦	(48,986)	￦	33,892	￦	44,906
Buildings held for sale		179,430		(76,908)		102,522		124,095
Other assets held for sale		2,664		(2,241)		423		423

	￦	264,972	￦	(128,135)	￦	136,837	￦	169,424

*	Acquisition cost of buildings held for sale is net of accumulated depreciation amount immediately before the initial classification of the assets as held for sale.
18.2 Valuation techniques and inputs used to measure the fair value of assets held for sale as of December 31, 2024 are as follows:
(In millions of Korean won)

	December 31, 2024
	Fair value		Valuation techniques 1	Unobservable inputs 2	Estimated range of unobservable inputs (%)	Effect of unobservable inputs to fair value

Land and buildings	￦	169,423	Sales comparison approach model and others	Adjustment index	0.54~2.01	Fair value increases as the adjustment index rises

1	The appraisal value is adjusted by the adjustment ratio in the event the public sale is unsuccessful.
2	Adjustment index is calculated using the time factor correction or local factors or individual factors and others.
Among assets held for sale, real estate was measured by independent appraisers with professional qualifications and recent experience in evaluating similar properties in the area of the property to be assessed. All assets held for sale are classified as Level 3 in accordance with fair value hierarchy in Note 6.1.2.
18.3 Changes in accumulated impairment losses of assets held for sale for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	2023
	Beginning	Provision	Reversal		Others		Ending
Accumulated impairment losses of assets held for sale	￦ (62,111)	￦ (5,660)	￦	—	￦	3,113	￦ (64,658)

18.3 Changes in accumulated impairment losses of assets held for sale for the years ended December 31, 2023 and 2024, are as follows (cont’d):

(In millions of Korean won)	2024
	Beginning	Provision	Reversal		Others	Ending
Accumulated impairment losses of assets held for sale	￦ (64,658)	￦ (49,259)	￦	2	￦ (14,219)	￦ (128,134)
18.4 As of December 31, 2024, assets held for sale consist of 16 real estates of closed offices, and 352 foreclosure assets on loans of PT Bank KB Bukopin Tbk, which were determined to sell by management, but not yet sold as of December 31, 2024. The remaining 368 assets are being actively marketed.